Other non-current liabilities - Disclosure of Other Non-Current Liability (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Non-Current Liabilities
Liabilities to BeST investment agreement	₺ 663,338
Deferred revenue	4,972	₺ 9,846
Other		4,146
Other non-current liabilities	671,585	1,264,964
BeST
Other Non-Current Liabilities
Consideration payable in relation to business acquisitions		1,245,592	₺ 1,063,778
Boyut Enerji
Other Non-Current Liabilities
Consideration payable in relation to business acquisitions	₺ 3,275	₺ 5,380